Advances to Suppliers, Net (Details) - Schedule of advances to suppliers and allowance for doubtful accounts - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Schedule Of Advances To Suppliers And Allowance For Doubtful Accounts Abstract
Prepayment for purchase of e-bicycles materials	[1]	$ 3,576,449	$ 4,094,894
Prepayment for purchase of battery packs	[2]	6,846,200	2,953,616
Other		240,709	444,444
Total		10,663,358	7,492,954
Less: allowance for doubtful accounts		(134,214)	(88,416)
Advances to suppliers, net		$ 10,529,144	$ 7,404,538

[1]	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the prepayment of top 2 suppliers is $2,528,573 as of September 30, 2022.
[2]	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top 3 suppliers is $4,171,941 as of September 30, 2022.